Mortgage Notes Payable	12 Months Ended
Dec. 31, 2010
Mortgage Notes Payable Abstract
Mortgage Notes Payable
8.	Mortgage Notes Payable

As of December 31, 2010, the Company had outstanding mortgage debt of approximately $4.8 billion.

During the year ended December 31, 2010, the Company:

•	Repaid $652.1 million of mortgage loans;

•	Obtained $173.6 million of new mortgage loan proceeds;

•	Assumed $359.1 million of mortgage debt on seven acquired properties;

•	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties; and

•

Assumed $112.6 million of mortgage debt on seven previously unconsolidated properties and repaid the net $70.0 million mortgage loan (net of $42.6 million of cash collateral held by the lender) concurrent with closing using proceeds drawn from the Company’s line of credit.

The Company recorded approximately $2.5 million and $1.0 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2010 as additional interest expense related to debt extinguishment of mortgages.

As of December 31, 2010, the Company had $543.4 million of secured debt subject to third party credit enhancement.

As of December 31, 2010, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2010, the interest rate range on the Company’s mortgage debt was 0.21% to 11.25%. During the year ended December 31, 2010, the weighted average interest rate on the Company’s mortgage debt was 4.79%.

The historical cost, net of accumulated depreciation, of encumbered properties was $5.6 billion and $5.8 billion at December 31, 2010 and 2009, respectively.

Aggregate payments of principal on mortgage notes payable for each of the next five years and thereafter are as follows (amounts in thousands):

Year	Total
2011	$597,100
2012	342,088
2013	171,138
2014	86,041
2015	59,013
Thereafter	3,507,516

Total	$4,762,896

As of December 31, 2009, the Company had outstanding mortgage debt of approximately $4.8 billion.

During the year ended December 31, 2009, the Company:

•	Repaid $956.8 million of mortgage loans;

•

Obtained $500.0 million of mortgage loan proceeds through the issuance of an 11-year cross-collateralized loan with an all-in fixed interest rate for 10 years at approximately 5.6% secured by 13 properties;

•	Obtained $40.0 million of new mortgage loans to accommodate the delayed sale of two properties that closed in January 2010;

•	Obtained $198.8 million of new mortgage loans on development properties;

•	Recognized a gain on early debt extinguishment of $2.4 million and wrote-off approximately $1.1 million of unamortized deferred financing costs; and

•	Was released from $17.3 million of mortgage debt assumed by the purchaser on two disposed properties.

As of December 31, 2009, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2009, the interest rate range on the Company’s mortgage debt was 0.20% to 12.465%. During the year ended December 31, 2009, the weighted average interest rate on the Company’s mortgage debt was 4.89%.